Information on Subsidiaries	12 Months Ended
Oct. 31, 2024
Information on Subsidiaries [Abstract]
Information on Subsidiaries
NOTE 32: INFORMATION ON SUBSIDIARIES
The following is a list of the directly or indirectly

held significant subsidiaries.
SIGNIFICANT SUBSIDIARIES 1
(millions of Canadian dollars) October 31, 2024
Address of Head Carrying value of shares
North America or Principal Office
2
owned by the Bank
3
Meloche Monnex Inc. Montreal, Québec $ 2,753
Security National Insurance Company Montreal, Québec
Primmum Insurance Company Toronto, Ontario
TD Direct Insurance Inc. Toronto, Ontario
TD General Insurance Company Toronto, Ontario
TD Home and Auto Insurance Company Toronto, Ontario
TD Wealth Holdings Canada Limited Toronto, Ontario 10,367
TD Asset Management Inc. Toronto, Ontario
GMI Servicing Inc. Winnipeg, Manitoba
TD Waterhouse Private Investment Counsel Inc. Toronto, Ontario
TD Waterhouse Canada Inc. Toronto, Ontario
TD Auto Finance (Canada) Inc. Toronto, Ontario 4,287
TD Group US Holdings LLC Wilmington, Delaware 81,374
Toronto Dominion Holdings (U.S.A.), Inc. New York, New York
Cowen Inc. New York, New York
Cowen Structured Holdings LLC New York, New York
Cowen Structured Holdings Inc. New York, New York
ATM Execution LLC New York, New York
RCG LV Pearl, LLC New York, New York
Cowen Financial Products LLC New York, New York
Cowen Holdings, Inc. New York, New York
Cowen and Company, LLC New York, New York
Cowen CV Acquisition LLC New York, New York
Cowen Execution Holdco LLC New York, New York
Westminster Research Associates LLC New York, New York
RCG Insurance Company New York, New York
TD Prime Services LLC New York, New York
TD Securities Automated Trading LLC Chicago, Illinois
TD Securities (USA) LLC New York, New York
Toronto Dominion (Texas) LLC New York, New York
Toronto Dominion (New York) LLC New York, New York
Toronto Dominion Investments, Inc. New York, New York
TD Bank US Holding Company Cherry Hill, New Jersey
Epoch Investment Partners, Inc. New York, New York
TD Bank USA, National Association Cherry Hill, New Jersey
TD Bank, National Association Cherry Hill, New Jersey
TD Equipment Finance, Inc. Mt. Laurel, New Jersey
TD Private Client Wealth LLC New York, New York
TD Public Finance LLC New York, New York
TD Wealth Management Services Inc. Mt. Laurel, New Jersey
TD Investment Services Inc. Toronto, Ontario 56
TD Life Insurance Company Toronto, Ontario 163
TD Mortgage Corporation Toronto, Ontario 13,231
TD Pacific Mortgage Corporation Vancouver, British Columbia
The Canada Trust Company Toronto, Ontario
TD Securities Inc. Toronto, Ontario 3,213
TD Vermillion Holdings Limited Toronto, Ontario 23,714
TD Financial International Ltd. Hamilton, Bermuda
TD Reinsurance (Barbados) Inc. St. James, Barbados
International
Cowen Malta Holdings Limited Birkirkara, Malta 27
Cowen Insurance Company Ltd Birkirkara, Malta
Ramius Enterprise Luxembourg Holdco S.à.r.l. Luxembourg, Luxembourg 247
Cowen Reinsurance S.A. Luxembourg, Luxembourg
TD Ireland Unlimited Company Dublin, Ireland 2,805
TD Global Finance Unlimited Company Dublin, Ireland
TD Securities (Japan) Co. Ltd. Tokyo, Japan 13
Toronto Dominion Australia Limited Sydney, Australia 104
TD Bank Europe Limited London, England 1,407
Toronto Dominion International Pte. Ltd. Singapore, Singapore 6,812
Cowen Execution Services Limited London, England
Toronto Dominion (South East Asia) Limited Singapore, Singapore 1,643
1

Unless otherwise noted, The Toronto-Dominion Bank, either directly or through its subsidiaries, owns
100 % of the entity and/or 100 % of any issued and outstanding voting securities and non-voting securities of the entities listed.
2

Each subsidiary is incorporated or organized in the country in which its head or principal office is located.
3

Carrying amounts are prepared for purposes of meeting the disclosure requirements of Section 308 (3)(a)(ii) of the
Bank Act (Canada) . Intercompany transactions may be included herein which are eliminated for consolidated financial reporting purposes.
SUBSIDIARIES WITH RESTRICTIONS

TO TRANSFER FUNDS
Certain of the Bank’s subsidiaries have regulatory requirements to fulfil, in accordance with applicable law, in order to transfer funds, including paying dividends to,
repaying loans to, or redeeming subordinated

debentures issued to, the Bank. These

customary requirements include, but

are not limited to:
●

Local regulatory capital and/or surplus adequacy

requirements;
●

Basel requirements under Pillar 1 and Pillar

2;
●

Local regulatory approval requirements; and
●

Local corporate and/or securities laws.
Pursuant to the terms of the orders that

TD Bank USA, N.A. (TDBUSA) and TD Bank

N.A. (TDBNA) entered into with the OCC,

the boards of directors of TDBUSA
and TDBNA will be required to certify to

the OCC that the Bank has allocated appropriate

resources and staffing to the remediation required

by the orders before
declaring or paying dividends, engaging in

share repurchases, or making any other

capital distribution. In addition, pursuant to the

terms of the cease and desist
order that the Bank, TDGUS and TDBUSH

entered into with the Federal Reserve,

the boards of directors of TDGUS and

TDBUSH will be required to certify to

the
Federal Reserve that appropriate resources

and staffing have been allocated to remediation,

as required by the order, before declaring or paying any dividends, engaging in share repurchases, or making any

other capital distributions. If TDBUSA,

TDBNA, TDGUS or TDBUSH are unable

to so certify, then there would be
restrictions on (i) the payment of dividends

or making of any other capital distributions to

the Bank, or (ii) the repurchase of shares

of these entities from the Bank
.
As at October 31, 2024, the net assets of

subsidiaries subject to regulatory or CAR

was approximately $
109

billion (October 31, 2023 – $
103

billion), before
intercompany eliminations.
In addition to regulatory requirements outlined

above, the Bank may be subject to significant

restrictions on its ability to use the assets

or settle the liabilities of
members of its group. Key contractual restrictions

may arise from the provision of collateral to

third parties in the normal course of business,

for example through
secured financing transactions; assets

securitized which are not subsequently available

for transfer by the Bank; and assets transferred

into other consolidated
and unconsolidated

structured entities. The impact of these restrictions

has been disclosed in Notes 9 and 26.